Disclosure of detailed information about carrying amount of property and equipment (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 1	$ 4,536
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 2	14,658
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 3	18
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 4	19,212
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 5	3,604
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 6	13,542
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 7	16
Property And Equipment Disclosure Of Detailed Information About Carrying Amount Of Property And Equipment 8	$ 17,162